Property and Equipment, net	12 Months Ended
Dec. 31, 2024
Property and Equipment, net
Property and Equipment, net

8. Property and Equipment, net

Property and equipment, net consists of the following:

	December 31,	December 31,
	2023	2024
	RMB’000	RMB’000
Electronic equipment and computers	6,218	6,375
Office furniture and equipment	4,723	4,754
Leasehold improvement	8,783	7,690
Total	19,724	18,819
Less: accumulated depreciation	(12,358)	(13,002)
Less: impairment	—	—
Property and equipment, net	7,366	5,817

Depreciation expenses were RMB 1.77 million, RMB 1.73 million and RMB 2.20 million for the years ended December 31, 2022, 2023 and 2024, respectively.